Income Taxes (Details) - Schedule of deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Assets Abstract
Reserves and allowances	$ 22	$ 18
R&D expenses	1,018	399
Intangible assets	50	31
Stock-based compensation	94	33
Lease liability	473
Loss carryforward	3,950	3,322
Deferred tax assets before valuation allowance	5,607	3,803
Less - valuation allowance	(5,084)	(3,803)
ROU Asset	(523)
Net deferred tax assets